iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 15.7%
CH Robinson Worldwide, Inc. ................ 124,184 $ 14,320,899
Expeditors International of Washington, Inc. ....... 143,257 16,652,194
FedEx Corp. ............................ 118,338 26,447,360
Forward Air Corp.
(a)(b)
...................... 21,948 667,000
GXO Logistics, Inc.
(a)
...................... 119,627 5,946,658
Hub Group, Inc., Class A .................... 63,529 2,224,785
United Parcel Service, Inc., Class B ............ 330,910 28,511,205
94,770,101
a
Ground Transportation  — 64.6%
ArcBest Corp. ........................... 23,994 1,754,681
Avis Budget Group, Inc.
(a)
................... 17,671 3,008,311
Covenant Logistics Group, Inc., Class A .......... 16,661 402,363
CSX Corp. ............................. 820,239 29,151,294
FTAI Infrastructure, Inc. ..................... 119,829 751,328
Heartland Express, Inc. ..................... 45,112 352,776
Hertz Global Holdings, Inc.
(a)(b)
................ 129,191 828,114
JB Hunt Transport Services, Inc. .............. 81,972 11,808,067
Knight-Swift Transportation Holdings, Inc., Class A .. 169,533 7,205,153
Landstar System, Inc. ...................... 36,547 4,874,273
Lyft, Inc., Class A
(a)
........................ 388,104 5,456,742
Marten Transport Ltd. ...................... 60,427 734,792
Norfolk Southern Corp. ..................... 105,478 29,322,884
Old Dominion Freight Line, Inc. ............... 163,528 24,406,554
RXO, Inc.
(a)
............................. 149,297 2,306,639
Ryder System, Inc. ........................ 43,221 7,680,804
Saia, Inc.
(a)(b)
............................ 27,875 8,424,940
Schneider National, Inc., Class B .............. 49,091 1,200,275
Uber Technologies, Inc.
(a)
................... 1,530,970 134,342,618
U-Haul Holding Co.
(a)(b)
..................... 10,026 580,104
Union Pacific Corp. ....................... 438,932 97,429,736
Werner Enterprises, Inc. .................... 64,689 1,793,179
XPO, Inc.
(a)(b)
............................ 123,232 14,823,577
388,639,204
a
Marine Transportation  — 1.7%
Genco Shipping & Trading Ltd. ................ 44,866 714,715
Kirby Corp.
(a)
............................ 58,689 5,593,649
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 34,148 $ 3,646,323
9,954,687
a
Passenger Airlines  — 18.0%
Alaska Air Group, Inc.
(a)
..................... 127,016 6,726,767
Allegiant Travel Co.
(a)
...................... 15,119 780,745
American Airlines Group, Inc.
(a)(b)
.............. 689,977 7,927,836
Delta Air Lines, Inc. ....................... 539,152 28,688,278
Frontier Group Holdings, Inc.
(a)(b)
............... 85,610 374,972
JetBlue Airways Corp.
(a)(b)
................... 318,200 1,412,808
Joby Aviation, Inc., Class A
(a)(b)
................ 522,062 8,697,553
SkyWest, Inc.
(a)
.......................... 42,318 4,907,195
Southwest Airlines Co. ..................... 596,074 18,436,569
Sun Country Airlines Holdings, Inc.
(a)(b)
........... 41,120 476,581
United Airlines Holdings, Inc.
(a)
................ 337,144 29,773,187
108,202,491
Total Long-Term Investments — 100.0%
(Cost: $712,217,202) ................................ 601,566,483
a
Short-Term Securities
Money Market Funds  —  6.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(c)(d)(e)
...................... 36,273,686 36,288,196
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(d)
............................ 418,333 418,333
a
Total Short-Term Securities — 6.1%
(Cost: $36,703,872) ................................. 36,706,529
Total Investments — 106.1%
(Cost: $748,921,074) ................................ 638,273,012
Liabilities in Excess of Other Assets — (6.1)% ............... (36,456,769)
Net Assets — 100.0% ................................. $ 601,816,243
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,326,362  $ 28,961,813
(a)
$ —  $ 1,588  $ (1,567) $ 36,288,196  36,273,686  $ 9,075
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 657,167  —  (238,834)
(a)
—  —  418,333  418,333  5,758  —
$ 1,588  $ (1,567)
$ 36,706,529
$ 14,833  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Transportation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 1 09/19/25 $ 154 $ 8,952
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 601,566,483  $ —  $ —  $ 601,566,483
Short-Term Securities
Money Market Funds ...................................... 36,706,529  —  —  36,706,529
$ 638,273,012  $ —  $ —  $ 638,273,012
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,952  $ —  $ —  $ 8,952
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.